PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of Presentation of Consolidated Financial Statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
NOTE 1.  PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Entity Information

Celulosa Arauco y Constitución S.A. and subsidiaries, (hereafter “Arauco” or the “Company”), tax identification number 93,458,000-1, is a closely held corporation, that was registered in the Securities Registry (the “Registry”) of the Chilean Commission for the Financial Market (“CMF”) as No. 042 on June 14, 1982. Additionally, the Company is registered as a non-accelerated filer in the Securities and Exchange Commission (SEC) of the United States of America.

The Company’s head office address is El Golf Avenue 150, 14
th
floor, Las Condes, Santiago, Chile.

Arauco is principally engaged in the production and sale of products related to the forestry and timber industries. Its main operations are focused on business areas of pulp, wood products and forestry.

Arauco is controlled by Empresas Copec S.A., which owns 99.9780% of Arauco, and is registered in the Securities Registry as No. 0028. Each of the above mentioned companies is subject to the oversight of the CMF.

The ultimate shareholders of Arauco are Mrs. María Noseda Zambra de Angelini (who passed away on April 15, 2018), Mr. Roberto Angelini Rossi and Mrs. Patricia Angelini Rossi, who have control fundamentally as follows:

(i)	Through Inversiones Angelini y Cía. Ltda., entity wich has 63.4015 % of the shares of AntarChile S.A. and

(ii)
Mr. Roberto Angelini Rossi through the statutory control of Inversiones Golfo Blanco Ltda., direct owner of
5.77307
% of the shares of AntarChile S.A.; and Mrs. Patricia Angelini Rossi, through the statutory control of Inversiones Senda Blanca Ltda., direct owner of
4.329804
% of the shares of AntarChile S.A.

Arauco’s Consolidated Financial Statements were prepared on a going concern basis.

Presentation of Consolidated Financial Statements

The Financial Statements presented by Arauco are comprised by the following:

-	Consolidated Statements of Financial Position as of December 31, 2018 and 2017.
-	Consolidated Statements of Profit or Loss for the years ended December 31, 2018, 2017 and 2016.
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
-	Consolidated Statements of Changes in Equity for the years ended December 31, 2018, 2017 and 2016.
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
-	Explanatory disclosures (notes)

Period Covered by the Consolidated Financial Statements

As of December 31, 2018 and 2017 and for the periods between January 1 and December 31, 2018, 2017 and 2016
.

Date of Approval of Consolidated Financial Statements

These consolidated financial statements were approved by the Board of Directors of the Company (the “Board”) at the Extraordinary Meeting on April 17, 2019.

Abbreviations used in this report:

IFRS - International Financial Reporting Standards
IASB - International Accounting Standards Board
IAS - International Accounting Standards
IFRIC - International Financial Reporting Standards Interpretations Committee
MU.S.$ - Millions of U.S. dollars
ThU.S.$ - Thousands of U.S. dollars
U.F. – Inflation index-linked units of account
UTA – Annual Tax Unit
ICMS – Tax movement of inventories and services (Brazil)

Functional and Presentation Currency

Arauco and most of its subsidiaries determined the United States (“U.S.”) Dollar as its functional currency since the majority of its revenues from sales of its products are derived from exports denominated in U.S. Dollars, while their costs of sales are to a large extent related or indexed to the U.S. Dollar.

For the pulp reportable segment, most of the sales are exports denominated in U.S. Dollars and costs are mainly related to plantation costs which are settled in U.S. Dollars.

For the wood products and forestry reportable segments, although total sales include a mix of domestic and exports sales, prices of the products are established in U.S. Dollars, which is also the case for the cost structure of the related raw materials.

In relation to the cost of sales, although labor and services costs are generally billed and paid in local currency, these costs are not as significant as the costs of raw materials, which are driven mainly by global markets and therefore, influenced mostly by the U.S. Dollar.

The
presentation currency of the consolidated financial statements is the U.S. Dollar. Figures on these consolidated financial statements are presented in thousands of U.S. Dollar (ThU.S.$).

Summary of significant accounting policies

a)	Basis for preparation of consolidated financial statements

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and they represent the explicit and unreserved adoption of IFRS.

The consolidated financial statements have been prepared on the historical cost basis, except for biological assets and certain derivative financial instruments which are measured at revalued amounts or fair value at the end of each period as explained in the following significant accounting policies.

b)	Critical accounting estimates and judgments

The preparation of these financial statements, in accordance with IFRS, requires management to make estimates and assumptions that affect the carrying amounts reported. These estimates are based on historical experience and various other assumptions that are considered to be reasonable. Actual results may differ from these estimates. Management believes that the accounting policies below are the critical judgments that have the most significant effect on the amounts recognized in the consolidated financial statements.

-
Biological Assets

The recovery of forest plantations is based on discounted cash flow models which means that the fair value of biological assets is calculated using cash flows from continuing operations on a discounted basis, based on our sustainable forest management plans and the estimated growth of forests.

These discounted cash flows require estimates in growth, harvest, sales prices and costs; therefore, it is important that management make appropriate estimates of future levels and trends for sales and costs, as well as conduct regular surveys of the forests to establish the volumes of wood available for harvesting and their current growth rates. The main considerations used to measure forest plantations are presented in Note 20, including a sensitivity analysis.

- Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of the Group’s holding in the identifiable net assets of the acquired subsidiary at the date of acquisition. The aforementioned fair value is determined whether based on assessments and/or the discounted future flow method using hypotheses in their determination, such as sales prices and industry indexes, among others. See Note 17.

- Litigation and Contingencies

Arauco and its subsidiaries are subject to certain litigation proceedings. Future impact on Arauco’s financial condition derived from such litigations is estimated by management, in collaboration with its legal advisors. Arauco applies judgment when interpreting the reports of its legal advisors who provide updated estimates of the legal contingencies at each reporting period and/or at each time a modification is determined to be necessary. For a description of current litigations see Note 18.

c)	Consolidation

The consolidated financial statements include all entities over which Arauco has the power to direct the relevant financial and operating activities. Subsidiaries are consolidated from the date on which control is obtained and up to the date that control ceases.

Specifically, a company controls an investee or subsidiary if, and only if, they have all of the following:

(a) power over the investee, i.e. the investor has
existing rights which give it the ability to direct the relevant activities (the activities that significantly affect the investee's returns)
(b) exposure or rights to variable returns from involvement with the investee; and
(c) the ability to use power over the investee to affect the amount of the investor’s returns.

When Arauco holds less than the majority of voting rights in a company in which it participates, it nonetheless has the power over said company - when these voting rights are enough - to grant it in practice the ability to unilaterally direct said company's relevant activities. Arauco takes into account all facts and circumstances in order to assess if the voting rights in a company in which it participates are enough for granting it the power, including:

a) the size of the investor’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;
b) potential voting rights held by the investor, other vote holders or other parties;
c) rights arising from other contractual arrangements; and
d) any additional facts and circumstances that indicate the investor has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

The Company will reevaluate whether or not it holds control of a company in which participates if the facts and circumstances indicate that changes have occurred in one or more of the three elements of control mentioned above.

Consolidation of an investee shall begin from the date the investor obtains control of the investee and cease when the investor loses control of the investee. An entity includes the income and expenses of an acquired or sold subsidiary in the consolidated financial statements from the date it gains control until the date when the entity ceases to control the subsidiary.

The profit or loss of each component of other comprehensive income is attributed to owners of the parent company and the non-controlling interest, as appropriate. Total comprehensive income is attributed to the owners of the parent company and non-controlling interests even if the results of the non-controlling interest have a deficit balance.

If a subsidiary uses accounting policies other than those adopted in the consolidated financial statements for transactions and other events in similar circumstances, appropriate adjustments are made to the consolidated financial statements of subsidiaries in order to ensure compliance with Arauco's accounting policies.

All intercompany transactions and unrealized gains and losses from subsidiaries have been fully eliminated from consolidated financial statements and non-controlling interest is presented in the consolidated statement of financial position within equity, separately from the equity of the owners of the parent company.

The consolidated financial statements at the end of this period include the assets, liabilities, income and expenses of the subsidiaries shown in Note 13.

Certain consolidated subsidiaries have Brazilian Real, Argentine Pesos, Canadian Dollars and Chilean Pesos as their functional currencies. For consolidation purposes, the financial statements of those subsidiaries have been prepared in accordance with IFRS and translated into the presentation currency as indicated in Note 1 (e) (ii).

A parent company will present non-controlling interests in the consolidated statement of financial position within equity, separately from the equity of the owners of the parent company.

d)	Segments

Arauco has defined its reportable segments according to its business areas, based on the products and services sold to its customers. This definition is consistent with the management, resource allocation and performance assessment made by key personnel responsible for making relevant decisions related to the Company’s operation. The personnel responsible for making such decisions are the Executive Vice-president and the Chief Executive Officer who are the highest authorities for making decisions and are supported by the Corporate Managing Directors of each segment.

Based on the aforementioned process, the Company has established reportable segments according to the following business units:

•	Pulp
•	Wood products
•	Forestry

Refer to Note 24 for detailed financial information by reportable segment.

e)	Functional currency

(i)	Functional currency

All items in the financial statements of Arauco and each of its subsidiaries, associates and jointly controlled entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The consolidated financial statements are presented in U.S. dollars, which is Arauco’s functional and presentation currency.

(ii)	Translation to the presentation currency of Arauco

For the purposes of presenting consolidated financial statements, assets and liabilities of Arauco’s operations in a functional currency different from Arauco’s are translated into U.S. dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange rate differences are recognized in other comprehensive income and accumulated in “Other reserves” within–equity.

(iii)	Foreign Currency Transactions

Transactions in currencies other than the functional currency are recognized at the exchange rates prevailing at the dates of the transactions.
Profit or loss on transactions in currencies other than the functional currency resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized in the statements of profit or loss, except those which are recorded in other comprehensive income and accumulated in equity such as cash flows hedging derivatives.

f)	Cash and cash equivalents

Cash and cash equivalents include cash-on-hand, deposits held on demand at financial entities and other short term highly liquid investments with an original maturity of three months or less and which are subject to an insignificant risk of changes in value.

g)	Financial Instruments

Financial assets

Initial classification

Arauco classifies its financial assets into the following categories:
fair value through profit or loss
, amortized cost, and Fair Value through other comprehensive income.

The classification is based on the business model used to manage the assets and the characteristics of their contractual cash flows.

Management determines the classification of its financial assets at the time of their initial registration.

(a) Financial assets at fair value through profit or loss: these instruments are initially measured at fair value. Net income and losses, including any income from interest or dividends, are registered in the profit or loss of the period. Financial assets are classified in the category of financial assets at fair value through profit or loss when they are maintained for negotiation or designated in their initial registration as assets at fair value through profit or loss. A financial asset can be classified in this category if it is acquired mainly for the purposes of being sold in the short-term. Gain or losses of assets held for negotiations are registered in the c onsolidated statements of Profit or Loss
, and the related interest is registered independently as financial income. Derivatives are classified as acquired for negotiation also unless they are designated as hedging instruments.

(b) Assets measured at amortized cost: they are initially registered at the fair value of the transaction, adding or subtracting the transaction costs are directly attributable to the issuance of the financial asset or financial liability. The financial asset is maintained within a business model, the objective of which is to maintain financial assets to obtain contractual cash flows and the contractual conditions of the asset give rise, on specified dates, to cash flows that are solely payments of principal and interests (“SPPI”) over the amount of the outstanding principal.

Subsequent measurement

Financial instruments are subsequently measured at “Fair value through profit or loss”, Amortized Cost or Fair Value through other comprehensive income.

The classification is based on two criteria: i) the Company’s business model for the management of financial instruments, and ii) whether the contractual cash flows related to the financial instruments represent “Solely Payments of Principal and Interests”.

a) Fair value through profit or loss: these instruments are subsequently measured at fair value. Net earnings and losses, including income from interests and dividends, are registered as profits or losses for the period. These instruments are held for negotiation and they are mainly acquired to be sold in the short term. Derivatives are also classified as held for negotiation, unless they are registered as hedging instruments. Financial instruments of this type are classified as Other Current and Non-Current Financial Assets. They are subsequently valuated by determining their fair value, registering changes in value in the consolidated statements of Profit or Loss, in the items of Financial Income or Financial Costs.

b) Financial assets measured at amortized cost: These instruments are subsequently measured at amortized cost minus accumulated amortizations, using the effective interest method and adjusted by loss allowance and volume discounts, in the case of financial assets. Financial income and expenses, foreign exchange income and losses, and impairment are registered in results. Any earnings or losses due to initial or subsequent reductions of the value of the asset are registered in the statement of profit or loss of the period. Loans and receivables are non-derivative financial instruments with fixed or determinable payments not traded in any active market. They are registered at amortized cost, registering accrued conditions directly in profit or loss.

c)
Financial assets at fair value through other comprehensive income: these instruments are subsequently measured at fair value. Income from interest is calculated using the effective interest method, foreign exchange income and losses and impairment are registered in profit or loss.
They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income, until the assets are sold. Upon disposal, the cumulative gain and losses in OCI are recognised in the income statements.

Arauco measures accumulated losses in a quantity equivalent to expected credit losses during the lifelong commitment. Expected credit losses are based on contractual cash flow differences based on the allowance of each contract and the cash flows that Arauco expects. The difference is then discounted based on an approximation of the asset’s original effective interest rate. The asset’s carrying value is reduced as the allowance is used, and the loss is recognized in sales expenses in the financial statements. When an account receivable cannot be collected, it is regularized against the allowance account for receivables. Subsequent recoveries of previously impaired amounts are recognized as a debit in distribution costs.

Derivative financial instruments are explained in Note 1 h)

Financial liabilities

Arauco classifies its financial liabilities as follows: fair value through profit or loss, derivatives designated as effective hedging instruments and amortized costs.

Management determines the classification of its financial liabilities upon initial recognition. Financial liabilities are derecognized when the obligation is cancelled, settled or expired. When an existing financial liability is replaced with another of the same provider under substantially different terms, or where the terms of an existing liability are substantially amended, such exchange or modification is treated as a write-off of the original liability, with a new liability being recognized, and the difference between the respective carrying amounts is recognized in the statement of profit or loss.

Financial liabilities are initially recognized at fair value, and in the case of loans, they include the costs directly attributable to the transaction. The subsequent measurement of the financial liabilities depends on their classification:

Financial Liabilities at fair value through profit or loss

Financial liabilities are included in the category of financial liabilities at fair value through profit or loss when they are held for trading or originally designated at fair value through profit or loss. Income and losses from liabilities held for trading are recognized in profit or loss. This category includes non-designated derivatives for hedging accounting.

Financial Liabilities at Amortized Cost

Other financial liabilities are subsequently valued at their amortized cost based on the effective interest rate method. The amortized cost is calculated taking into account any premium or acquisition discount, and includes the costs of transactions that are an integral part of the effective interest rate. This category includes Commercial Accounts Payable and Other Accounts Payable, as well as the loans included in Other Current and Non-Current Financial Liabilities.

h)	Derivative financial instruments

(i) Derivative Financial Instruments -
The Company enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including foreign exchange forward contracts, interest rate swaps, currency swaps and zero cost collar contracts.
The Company’s policy is to enter into derivatives contracts only for economic hedging purposes and there are no instruments with speculation objectives.

Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently re-measured at fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss unless the derivative is designated as a hedging instrument and complies with hedge accounting requirements, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

(ii) Embedded derivatives -
The Company assesses the existence of embedded derivatives in financial instrument contracts. Derivatives embedded in non-derivative host contracts are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the contracts are not measured at FVTPL as a whole. Arauco has determined that no embedded derivatives currently exist.

(iii) Hedge accounting -
The Company designates certain hedging instruments as either fair value hedges or cash flow hedges.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, Arauco documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

-Fair Value Hedges -
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognized in profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk.

-Cash flow hedges -
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the Finance costs line item in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item.

Hedge accounting is discontinued when the Group revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in profit or loss. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.

i)	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method.

The cost of finished and in process products includes the cost of raw materials, direct labor, other direct costs and manufacturing overhead expenses.

Initial costs of harvested wood are determined at fair value less cost of sale at the point of harvest.

Biological assets are transferred to inventories when forests are harvested.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When market conditions result in the production costs of a product exceeding its net realizable value, the inventories are written-down to their net realizable value. This write-down also includes obsolescence amounts resulting from slow moving inventories and technical obsolescence.

Spare
parts that will be consumed in a period of less than twelve months are presented in inventories and recognized as an expense when they are consumed.

j)	Non-current assets held for sale

The Group classifies certain property, plant and equipment, intangible assets, investments in associates and disposal groups (groups of assets to be sold together with their directly associated liabilities) as non-current assets held for sale which as of the date of the statements of financial position are the subject of active sale efforts which are estimated to be highly probable. Non-current assets held for sale are presented separately from the other assets in the balance sheet.

These assets or disposal groups are measured at the lower of the carrying amount or the fair value less the costs to sell, and are no longer depreciated or amortized from the time they are classified as non-current assets held for sale.

k)	Business Combinations

Arauco applies the acquisition method to account for a business combination. This method requires the identification of the acquirer, determination of the acquisition date, recognition and measurement of the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree; and recognition and measurement of goodwill or a gain from a bargain purchase. Identifiable assets acquired and liabilities assumed and any contingent liabilities in a business combination are initially measured at fair value at the acquisition date, except:

-deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 respectively;

-liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 3 at the acquisition date; and

-assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with such standard.

Acquisition-related costs are accounted for as expenses when they are incurred, except for costs to issue debt or equity securities which are recognized in accordance with IAS 32 and IFRS 9.

A parent will present non-controlling interests in the consolidated statement of financial position within equity, separately from the equity of the owners of the parent company.

Changes in the ownership interest of a parent in its subsidiary that do not result in a loss of control are treated as equity transactions. Any difference between the amount by which non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the parent company.  No adjustment is made to the carrying amount of goodwill, neither gains nor losses are recognized in the statement of profit or loss.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity's net assets in the event of liquidation may initially be measured either at fair value or at the present ownership instruments' proportionate share of non-controlling interests, in the recognized amounts of the acquirer’s identifiable net assets. The choice is made on a transaction-by-transaction basis.

Arauco measures the fair value of the acquired company in the business combination achieved in stage (“step acquisition”), recognizing the effects of remeasurement of previously held equity in the acquiree in the statements of profit or loss.

If the initial accounting for a business combination is not completed by the end of the reporting period in which the combination occurs, Arauco reports preliminary amounts for the items for which the accounting is incomplete. During the measurement period (no more than one year), these preliminary amounts are retrospectively adjusted, or additional assets or liabilities are recognized to reflect new information about facts and circumstances that existed at the acquisition date, if known, would have affected the amounts recognized at that date.

Business combinations that are under common control transactions are accounted using as a reference the pooling of interest. Under this method, assets and liabilities related to the transaction carry over the previous carrying values. Any difference between assets and liabilities included in the consolidation and the consideration transferred, is accounted in equity.

l)	Investments in associates and joint arrangements

Associates are entities over which Arauco exercises significant influence, but not control. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

Joint arrangement is defined as an entity over which there is joint control, which exists only when the decisions about strategic of activities, both financial and operational, require the unanimous consent of the parties sharing control.

Investments in joint arrangements are classified as a joint venture or as a joint operation. A joint operation is a joint arrangement in which the parties that have joint control of the arrangement (i.e. joint operators) have rights to the assets and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement in which the parties that have joint control of the arrangement (i.e., participants in a joint venture) have rights to the net assets of the arrangement.

Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost. Their carrying amount is increased or decreased to recognize the portion corresponding to the statement of profit or loss or to the statement of comprehensive income. Dividends received are recognized by deducting the amount received from the carrying amount of the investment. Arauco’s investment in associates includes goodwill (both net of any accumulated impairment loss).

The investments in joint operations are recognized through consolidation of assets, liabilities and results of operations in relation to Arauco's ownership percentage.

If the acquisition cost is lower than the fair value of the net assets of the associate acquired, the difference is recognized directly in statement of profit or loss in line Other gains (losses).

Investments in associates and joint ventures
are presented in the consolidated statement of financial position in the line item “Investments accounted for using equity method”.

If Arauco’s share of losses of an associate or joint venture equals or exceeds its interest in the associate or joint venture, Arauco discontinues recognizing its share of further losses. After Arauco's carrying value in the investee is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that Arauco has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture. If the associate or joint venture subsequently reports profits, Arauco resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

m)	Intangible assets other than goodwill

After initial recognition, intangible assets with finite useful lives are carried at cost less any accumulated amortization and impairment losses.

Amortization of an intangible asset with a finite useful life is allocated over the asset’s useful life. Amortization begins when the asset is available for use, i.e., when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

(i)

Computer Software
Computer software licenses are capitalized in terms of the costs incurred to acquire and make them compatible with existing software. These costs are amortized over the estimated useful lives of the software.

(ii)

Water Rights, Easements and Other Rights
This item includes water rights, easements and other acquired rights recognized at historical cost which have indefinite useful lives as there is no foreseeable limit to the period over which these assets are expected to generate future cash flows. These rights are not amortized, but are tested for impairment at least annually, or when there is any indication that the assets might be impaired.

(iii)

Customers and trade relations with customers
Correspond to the valuation over the time of the established relationship with customers, from the sale of products and services through its sales team. These relations will materialize in sales orders, which generate revenue and cost of sales. The useful life has been determined to be
15
years.

n)	Goodwill

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquired company, and the fair value of the acquirer's previously held equity interest in the acquired company (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the statements of profit or loss.

Goodwill is not amortized but tested for impairment on annual basis.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For purposes of impairment testing, goodwill in a business combination is allocated as of the acquisition date to the cash generating unit or a group of cash generating units expected to benefit from the synergies of the combination irrespective of whether other assets or liabilities of the acquired company are allocated to those units or group of units.

The goodwill generated on acquisitions of foreign companies, is expressed in the functional currency of such foreign company.

G
oodwill recognized for the acquisition of the subsidiary Arauco do Brasil S.A. whose functional currency is the Brazilian Real, is translated into U.S. Dollars at the closing exchange rate.

o)	Property, Plant and Equipment

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment. The cost includes expenditures that are directly attributable to the acquisition of the assets.

Subsequent costs, such as improvements and replacement of components, are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to Arauco and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized from property, plant and equipment. All other repairs and maintenance costs are expensed in the period in which they are incurred.

Arauco capitalizes borrowing costs that are directly attributable to the acquisition, construction or production of qualifying assets as part of the cost of those assets, until the assets are ready for their intended use (See Note 12).

Depreciation is calculated by components using the straight-line method.

The useful lives of the items of property, plant and equipment is estimated according to the expected use of the assets. The residual values and useful lives of assets are reviewed and adjusted, if appropriate, annually.

p)	Leases

Arauco applies IFRIC 4 to assess
whether an arrangement is, or contains, a lease.
Leases of assets in which Arauco substantially holds all the risks and rewards of ownership are classified as finance leases.
All other leases are classified as operating leases.

Finance leases are initially recognized at the lower of the fair value at the inception of the lease of the leased property and the present value of the minimum lease payments.

When assets are leased under a finance lease, the present value of lease payments are recognized as financial accounts receivable. Finance income, which is the difference between the gross receivable and the present value of such amount, is recognized as the interest rate of return.

Leases in which substantially all risks and rewards are not transferred to the lessee are classified as operating leases. Payments under operating leases (net of any incentives received from the lessor) are recognized as an expense on a straight-line basis over the lease term.

Arauco evaluates the economic nature of the contracts that grant the right to use certain assets, for the purposes of determining the existence of implied leases. In these cases, the Company separates - at the beginning of the contract, and based on relative reasonable values - payments and considerations associated with the lease, from the rest of the elements incorporated to the contract.

q)	Biological Assets

IAS 41 requires that biological assets, such as standing trees, are measured at fair value less cost to sell in the statement of financial position. Forestry plantations are accounted for at fair value less costs to sell, based on the presumption that fair values of these assets can be measured reliably.

The measurement of forestry plantations is based on discounted cash flow models whereby the fair value of the biological assets is determined using estimated future cash flows from continuing operations calculated using our sustainable forest management plans and including the estimated growth of the forests. This valuation is performed on the basis of each identifiable farm block and for each type of tree.

The measurement of new forestry plantations made during the current year is made at cost, which corresponds to the fair value at that date. After twelve months, the valuation methodology used is that explained in the preceding paragraph.

Biological assets shown as current assets correspond to those forestry plantations that will be harvested in the short term.

Biological growth and changes in fair value of forestry plantations are recognized in the line item “Other income” in the consolidated statement of profit or loss.

r)	Income taxes

The tax liabilities are recognized in the consolidated financial statements based on the determination of taxable income for the year and calculated using the tax rates in force in the countries where Arauco operates.

Deferred income tax is recognized using liability method, on the temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated annual accounts
. Deferred income tax is determined using tax rates
contained in laws adopted as of the date of the financial statements and that are expected to be applicable when the related deferred tax asset is realized or the deferred income tax liability is settled.

Deferred taxes are recognized in accordance with the standards established in IAS 12 - Income Tax.

The goodwill arising on business combinations does not give rise to deferred tax.

The deferred tax assets and tax credits are generally recognized for all deductible temporary differences to the extent that it is probable that future taxable profit will be available against which those deductible temporary differences can be utilized.

s)	Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period.

t)	Revenue recognition

Revenues are valued at fair value of the consideration received or to be received, derived from them.

Arauco analyses and takes under consideration all relevant facts and circumtances to apply the five-step model established under IFRS 15 to customer contracts: (i) identify the contract, (ii) identify the performance obligations, (iii) determine the transaction price, (iv) allocate the transaction price, and (v) recognise revenue. Aditionally, Arauco evaluates the incremental costs of obtaining a contract and the costs incurred to comply with a contract.

Arauco recognizes revenues when the steps established in IFRS have been satisfactorily complied with.

Accounts receivable are recognized when control over goods or services has been transferred to the customer, because at this point of the time collection is unconditional and the passage of time is only needed to receive payment.

(i)	Revenue recognition from the Sale of Goods

Revenue from the sale of goods is recognized when Arauco has transferred to the buyer the significant risks and rewards of ownership of the committed goods, when the amount of revenue can be reliably measured, when Arauco does not retain any managerial involvement over the goods sold and when it is probable that the economic benefits associated with the transaction will flow to Arauco and the costs incurred in respect of the transaction can be measured reliably.
Revenue from the sale of goods are recognised when there is no obligation unsatisfied that could affect the customer’s acceptance of the product.
The delivery is effective when the products are sent to the specific location, the risks of obsolescence and loss have been transferred to the customer and when Arauco has objective evidence that all acceptance criteria have been satisfied.

Sales are recognized in terms of the price agreed to in the sales contract, less any volume discounts and estimated product returns at the date of the sale. There is no significant financing component given that receivables from sales are collected within a short period, which is in line with market practices.

The structure for recognizing revenue from export sales is based on the 2010 Incoterms, which are the official rules for the interpretation of commercial terms issued by the International Chamber of Commerce.

The main Incoterms used by Arauco are the following:

“CFR (Cost and freight)”, where the company bears all costs including main transportation, until the products arrives at its port of destination. The risk is transferred to the purchaser once the products have been loaded onto the vessel, in the country of origin.

“CIF (Cost Insurance & Freight)”, where the Company organizes and pays for external freight services and some other expenses. Arauco is no longer responsible for the products once they have been delivered to the ocean carrier company. The point of sale is the delivery of the products to the carrier chartered by the seller.

(ii)   Revenue recognition from Rendering of Services

Revenue from the rendering of services is recognized as long as the performance obligation have been satisfied.

Revenue is recognized considering the stage of completion of the transaction at the date of the reporting period, when Arauco has the enforceable right of payment from the rendering of the services.

There is no significant financing component, given that sales are made with a reduced average collection period, which is in line with market practice.

Arauco mainly provides power supply services which are transacted principally in the spot market of the Sistema Eléctrico Nacional (SEN) (“National Electrical System”). According to current regulations, the prices on that market called “Marginal Costs” are calculated by the Coordinador Eléctrico Nacional (CEN) (“National Electrical Coordinator”) and are generally recognized in the period in which the services are rendered.

Electrical power is generated as a by-product of the pulp and wood process and is a complementary business to it, which is initially supplied to the group’s subsidiaries and any surplus is sold to the SEN.

Arauco provides other non-core services such as
port services and pest control whose revenues are derived from fixed price service contracts are recognized considering the stage of completion of the services rendered at the date of reporting, generally during the period of the service contract on a straight-line basis over the term of the contract.

Revenues from reportable segments mentioned in Note 24 are measured in accordance with the policies indicated in the preceding paragraphs.

Revenues from inter-segment sales (which are made at market prices) are eliminated in the consolidated financial statements.

u)	Minimum dividend

Article No. 79 of the Chilean Corporations Law states that, unless otherwise unanimously agreed by the shareholders, corporations must distribute annually at least 30% of net income for the current year as cash dividend to shareholders determined in proportion to their shares or in the proportion established in the by-laws for preferred shares, if any, except where necessary to absorb accumulated losses from prior years.

The General Shareholders’ Meeting of Arauco agreed to distribute annual dividends at 40% of net distributable income, including an interim dividend to be distributed at year end. Dividends payable are recognized as a liability in the financial statements in the period when they are declared and approved by the Arauco’s shareholders or when arises the corresponding present obligation based on existing legislation or distribution policies established by the Shareholders' Meeting.

The dividends payable provision is registered for 40% of the liquid distributable profit and against a lower equity, based on the yearly resolution of the Shareholders’ Meeting.

Dividends payable are presented in the line item “Other current non-financial liabilities” in the consolidated statement of financial position.

v)	Earning per share

Basic earnings per share are calculated by dividing the net profit for the period attributable to the parent company by the weighted average number of ordinary shares outstanding during the period, excluding the average number of shares in the Company held by a subsidiary, if such circumstance exists.
Arauco has not performed any type of transaction with a potential dilutive effect that would cause diluted earnings per share to be different from basic earnings per share.

w)	Impairment

Non-financial Assets
The recoverable amount of property, plant and equipment and other long-term assets with finite useful lives are measured whenever there are any circumstances indicating that the assets have to recognize an impairment loss. Among the circumstances to consider as evidence of impairment are significant declines in the assets’ market value, significant adverse changes in the technological environment, obsolescence or physical damages of assets and changes in the manner in which the asset is used or expected to be used). Arauco evaluates at the end of each reporting period whether there is any evidence of the indications above mentioned.

A previously recognized impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount however a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

For the purposes of assessing impairment losses, assets are grouped at the lowest level for which there is identifiable cash flows separately for each cash-generating unit. Non-financial assets, other than goodwill, which had recognized an impairment loss, are reviewed at the end of each reporting period whether there are any circumstances indicating that an impairment loss previously recognized may no longer exists or has decreased.

“Cash-generating units” are the smallest identifiable groups of those cash inflows that are largely independent of the cash inflow from other assets or groups of assets.

Goodwill
Goodwill and
intangible assets with indefinite useful life are
tested annually for impairment
or whenever circumstances indicate it
. The recoverable amount of an intangible asset is the higher of its fair value less costs to sell and its value in use. An impairment loss is recognized whenever the carrying amount exceeds the recoverable amount.

A cash-generating unit, for which goodwill has been allocated, is tested for impairment annually or more frequently when there are circumstances indicating that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to other assets pro rata based on the carrying amount of each asset in the unit. Any impairment loss of goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

Goodwill is allocated to cash-generating units for impairment testing purposes. The allocation is made between cash-generating units or groups of cash generating units expected to benefit from the synergies of the combination.

Financial Assets
At the end of each reporting period, an assessment is performed in order to identify whether there is any objective evidence that a financial asset or a group of financial assets may have been impaired.

An allowance for doubtful accounts is established based on a measurement of expected losses using a simplified approach.

The allowance for doubtful accounts is measured as the difference between the carrying amount of receivables and the present value of estimated future cash flows. The carrying amount of the receivable is reduced through the use of the allowance. If the impairment loss decreases in later periods, it is reversed either directly
or
by adjusting the provision for doubtful accounts, with effect in profit or loss.

x)	Employee Benefits

Arauco constitutes labor obligations for severance payable in all circumstances for certain of its employees with at least 5 years of work in the Company, based on the terms of the staff’s collective and individual bargaining agreements.

The related provision is an estimate of the years of service to be recognized as a future labor obligation liability, in accordance with contracts between Arauco and its employees and pursuant to actuarial valuation criteria for this type of liability. This post-employment benefit is considered a defined benefit plan.

The main factors considered for calculating the actuarial value of severance obligation for years of service are employee turnover, salary increases and life expectancy of the workers included in this benefit.

Actuarial gains and losses are recognized in other comprehensive income in the year they are incurred.

These obligations are related to post-employee benefits in accordance with current standards.

y)	Employee Vacations

Arauco recognizes the expense for employee vacation according to labor legislation in each country on an accrual basis.

This obligation is presented in line item “Trade and Other current payables” in the consolidated statements of financial position.

z)	Recent accounting pronouncements

a) Standards, interpretations and amendments that are mandatory for the first time for annual periods beginning on January 1, 2018:

Standards and interpretations	Content	Mandatory application for annual periods beginning on or after
IFRS 9
Financial Instruments
Supersedes IAS 39. This final version includes requirements for the classification and measurement of financial assets and liabilities and introduces an 'expected credit loss' model for the measurement of the impairment. Hedge accounting part was included in IFRS 9 published at November 2013.
January 1, 2018

IFRS 15
Revenue from Contracts with Customers
Provides a single, principles based five-step model to be applied to all contracts with customers. The principles include information related to nature, amount, opportunity and uncerntainty of the revenue and cash flows from contracts with customers.
January 1, 2018

IFRIC 22
Transactions in Foreign Currency and Anticipated Considerations
Applies to a transaction in foreign currency (or partially in foreign currency) when an entity recognizes a non-financial asset or a non-financial liability arising from the payment or collection of an anticipated consideration, before recognizing the related asset, expense, or income.
January 1, 2018

Amendments and improvements	Content	Mandatory application for annual periods beginning on or after
IFRS 1	First-time Adoption of International Financial Reporting Standards Deletes the short-term exemptions for first time adopters regarding to IFRS 7, IAS 9 and IFRS 10.	January 1, 2018
IFRS 2
	Share-based payment Clarifies the measurement of cash settled share-based payment transactions and the accounting for amendments that change such payments to equity instruments.	January 1, 2018

IFRS 15	Revenue from contracts with customers. Introduces clarifications to the guidelines and examples related to the transition towards the new rule.	January 1, 2018

IFRS 4	Insurance contracts Introduces two approaches: overlap and temporary exemption of IFRS 9.	January 1, 2018

IAS 40	Investment properties Clarifies the requirements needed to transfer to, or from, investment properties.	January 1, 2018

IAS 28	Investments in associates and joint ventures Measurement of the investments in associates and joint ventures at fair value.	January 1, 2018

IFRS 9 - Financial Instruments.

IFRS 9 came into force on January 1, 2018, replacing IAS 39, and its application has not given rise to significant impact on Arauco’s Consolidated Financial Statements. The Company carried out a detailed assessment of the three aspects of the standard and its impact on the consolidated financial statements, which can be summarized as follows:

i) Classification and measurement: as required by IFRS 9, Arauco changed its classification method for financial assets based on two concepts: the characteristics of the financial assets’ contractual cash flows and of Arauco’s business model, the purpose of which is achieved through the collection of contractual cash flows and the sale of financial assets. Under this new method the four classification categories of IFRS 39 were replaced with the following:

- Amortized cost, where the financial assets are kept in a business model the purpose of which is the generation of contractual cash flows;
- Fair value through other comprehensive income, where the financial assets are kept in a business model the purpose of which is achieved by generating contractual cash flows and selling financial assets;
- Fair value through profit or loss, a residual category which comprises financial instruments that are not kept under any of the business models referenced above, including those kept for negotiation and those designated at fair value in their initial recognition.

With regard to the measurement of financial liabilities, IFRS 9 retains to a great extent the prior accounting treatment of IAS 39, with limited amendments, under which the majority of these liabilities are measured at amortized cost, thereby enabling the designation of a financial liability at fair value with changes in results, provided that certain criteria are met. However, the standard introduced new provisions for liabilities designated at fair value through profit or loss, by virtue of which under certain circumstances the changes in the fair value related to the variation of the “own credit risk” are recognized in other comprehensive income.

Management reviewed and assessed Arauco’s financial assets as of January 1, 2018, based on the hitherto prevailing events and circumstances, and concluded that the new classification requirements do not have an impact on the accounting of its financial assets. The loans and the accounts receivable are maintained in order to obtain the contractual cash flows that only represent the payment of principal and interest; therefore, the criteria for them to be measured at amortized cost under IFRS 9, are fulfilled. Regarding the impairment of the financial assets, IFRS 9 requires an expected credit losses model, as opposed to the incurred loss model set forth by IAS 39. This means that, under IFRS 9, impairments are recorded, generally, earlier compared with the previous model. The new impairment model is applied to the financial assets measured at amortized cost or measured at their fair value through other comprehensive income, except for investments in equity instruments. Impairment provisions are measured based on:
-	The expected credit losses for the upcoming 12 months; or
-
The expected credit losses during the entire lifespan of the asset, if on the date of submission of the Consolidated Financial Statements, a significant increase in the credit risk of a financial instrument were to occur, as from the initial recognition thereof.

IFRS 9 also establishes a simplified approach to measure the correction of values for losses at a sum equal to the expected credit loss during the lifespan of the asset for commercial accounts receivable, contractual assets, or accounts receivable for leases. Arauco chose to apply this policy for the aforementioned financial assets.

ii) Hedging accounting: IFRS 9 also introduced a new model for hedging accounting, with the purpose of aligning accounting more closely with the risk management activities of the companies and of establishing an approach that would be more principle-based. The new approach allows for an improved reflection of the risk management activities in the financial statements, allowing for more elements to be eligible as hedged elements: risk component of non-financial items, net positions and aggregate exposures (in other words, a combination of a non-derivative exposure and a derivative). The most significant changes regarding the hedging instruments, when compared with the hedging accounting method employed under IAS 39, pertains to the possibility of deferring the temporary value of an option, the forward points of forward contracts, and the difference of the monetary base in other comprehensive income, until the time when the hedged element has an impact on results. IFRS eliminated the quantitative requirement from the effectiveness tests envisaged under IAS 39, whereby the results had to be within the 80%-125% range, thus allowing for the evaluation of the efficacy to be aligned with the management of the risk through the demonstration of the existence of an economic ratio between the hedging instrument and the hedged item, while also allowing the possibility of rebalancing the hedging ratio if the risk management objective remains unaltered. Nevertheless, retrospective inefficacy must still be valuated and recognized. Arauco applied the new requirements of IFRS 9 as of the date of the adoption of the same, as of January 1, 2018.

The application of IFRS has had the following initial impacts as of January 1, 2018, in Arauco’s Consolidated Financial Statements:

Hedging assets net	ThU.S.$
Closing balance at December 31, 2017 - calculated under IAS 39	52,057
Amounts restated through reserves	(2,627)
Opening balance at January 1, 2018 - under IFRS 9	49,430

Loss allowance for trade receivables	ThU.S.$
Closing loss allowance at December 31, 2017 - calculated under IAS 39	(17,785)
Amounts restated through retained earnings	(2,875)
Closing loss allowance at January 1, 2018 - under IFRS 9	(20,660)

IFRS 9 adjustments net of deferred taxes	ThU.S.$
Amounts restated through reserves	(2,627)
Amounts restated through retained earnings	(2,875)
Deferred taxes	1,627
Increase (decrease) due to changes to accounting policies	(3,875)

IFRS 15 – Revenue from Contracts with Customers.

As from January 1, 2018, Arauco has decided to apply IFRS 15 using the modified retrospective method, recognizing the accumulated effect of the initial application as an adjustment to the opening balance of the retained earnings of year 2018. However, no significant effects impacting Arauco’s Consolidated Financial Statements were identified and there were no adjustment to the opening balance of retained earnings.

This standard requires more detailed disclosures than those required under the previous current standards, with the purpose of supplying more complete information regarding the nature, amounts, schedule and certainty of the income and cash flows derived from the contracts with clients.

In addition to the submission of more extensive disclosures regarding Arauco’s income transactions, the application of IFRS 15 has not had any impact upon Arauco’s financial position or financial performance. During 2017, the Arauco Group carried out an implementation project, in order to identify and measure the potential impacts of applying IFRS 15 to its consolidated financial statements. This project identified all of the income flows from Arauco’s ordinary activities, the knowledge of the business’s traditional practices, a thorough evaluation of each type of contract with clients, and the determination of the registration methodology for this income under the current rules. A special evaluation was carried out regarding the contracts that contain key aspects of IFRS 15 and certain features that are of particular interest for Arauco, such as: identification of contractual obligations, contracts with multiple obligations and moment of the recognition, contracts with a variable consideration, significant financing components, principal versus agent analysis, existence of warranties for type of service, and capitalization of the costs of obtaining and performing a contract. As mentioned in this Note 1, Arauco’s main activity is the production and sale of products related to the forestry and timber industry. Considering the nature of the goods and services that are being offered as well as the aforementioned characteristics of the income flows, Arauco did not identify impacts over the consolidated financial statements at the moment of initially applying IFRS 15, that is, as of January 1, 2018. The type of revenue and acknowledgments are described in Notes 9 and 24.

b) Standards, interpretations and amendments, the application of which is not yet mandatory, which have not been adopted in advance:

Standards and interpretations	Content	Mandatory application for annual periods beginning on or after
IFRS 16
Leases
The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value.
January 1, 2019

IFRIC 23	Uncertain tax positions It clarifies the method for applying the acknowledgment and measurement requirements of IAS 12 when there is uncertainty regarding the fiscal treatments.	January 1, 2019

IFRS 17	Insurance Contracts Supersedes IFRS 4. It changes mainly the accounting for insurance contracts and inverstments contracts.	January 1, 2021

Amendments and improvements	Content	Mandatory application for annual periods beginning on or after
IFRS 10 y IAS 28-Amendments	Sale or Contribution of assets among an Investor and its Associates or Joint Ventures.	Indeterminate

IAS 19
Employee Benefits
Prescribe the accounting and disclosure for employee benefits, requiring an entity to recognise a liability where an employee has provided service and an expense when the entity consumes the economic benefits of employee service.
January 1, 2019

IAS 28
Investments in associates and joint ventures
It clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied
.
January 1, 2019

IFRS 9	Financial instruments Allows assets to be measured at amortised cost.	January 1, 2019

IFRS 3	Business Combinations Clarifies that when an entity obtains control of a business that is a joint operation, it is a business combination achieve by steps.	January 1, 2019

IFRS 11	Joint Arrangements Clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.	January 1, 2019

IAS 12
Income taxes
Clarifies the income tax consequences of dividends from financial instruments at amortized cost should be recognized according to the past transactions or events that generated distributable profits.
January 1, 2019

IAS 23	Borrowing Costs Clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the general borrowings.	January 1, 2019

IAS 1 y IAS 8
Presentation of Financial Statementes and Accounting Policies, Changes in Accounting Estimates and Errors.
Clarifies the definition of material and align the definition used in the Conceptual Framework and the standards themselves.
January 1, 2020

IFRS 3	Definition of a Business Narrows the definitions of a business	January 1, 2020

According to the performed evaluations, the adoption of the other standards, amendments and interpretations described above will not have a significant impact on Arauco’s Consolidated Financial Statements during its initial application period, except for the effects of the adoption of IFRS 16, which is described below.

IFRS 16 - Leases

IFRS 16 has not been applied at the closing of these Consolidated Financial Statements, and is applicable as of the annual periods beginning on January 1, 2019.

IFRS 16 - Leases includes changes in Arauco’s accounting as lesee, by requiring a similar treatment than that of financial leases for all the leases that are currently classified as operational with an effective term exceeding 12 months. This means, in general terms, that it will be necessary to acknowledge an asset that represents the right of use over the goods that are subject to operational leasing agreements as well as a liability, equal to the present value of the payments associated to the agreement. Regarding the effects over the results, the payment of monthly leases shall be replaced by the depreciation for the asset’s right of use and the acknowledgement of a financial expense.

Arauco will recognize leases retroactively with the cumulative effect of the initial application of the standard recognized as of January 1, 2019, consistently with all leases where it acts a lessee.

Given this alternative, it will not be necessary to restate the comparative information
.

Arauco has chosen not to recognize a liability and an asset for right-of-use for low value leases or whose term of the contract is 12 months or less.

In the impact assessment project of IFRS 16 in the Consolidated Financial Statements of Arauco, we have estimated that we will recognize assets for right-of-use with their corresponding obligations for right-of-use for an approximate amount of MU.S.$ 300.